Janus Aspen Series

Janus Henderson Balanced Portfolio

Janus Henderson Enterprise Portfolio

Janus Henderson Flexible Bond Portfolio

Janus Henderson Forty Portfolio

Janus Henderson Global Bond Portfolio

Janus Henderson Global Research Portfolio

Janus Henderson Global Technology Portfolio

Janus Henderson Mid Cap Value Portfolio

Janus Henderson Overseas Portfolio

Janus Henderson Research Portfolio

Janus Henderson U.S. Low Volatility Portfolio

(each, a “Portfolio” and collectively, the “Portfolios”)

Supplement dated December 3, 2018

to Currently Effective Prospectuses

Effective December 1, 2018, the Securities and Exchange Commission (the “Commission”) has adopted a new rule, Rule 22e-4 under the Investment Company Act of 1940, as amended (“1940 Act”), that requires registered open-end management investment companies to establish a liquidity risk management program. The Commission also adopted amendments to other rules under the 1940 Act relating to a portfolio’s limitation on illiquid investments.

In response to the above changes, the Portfolios’ Prospectuses will be revised as follows:

1.	In the Additional Investment Strategies and General Portfolio Policies section of the Portfolios’ Prospectuses, the following replaces the paragraph under “Illiquid Investments” in its entirety:

Each Portfolio will not acquire any illiquid investment if, immediately after the acquisition, a Portfolio would have invested more than 15% of its net assets in illiquid investments that are assets. An illiquid investment is any investment that a Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of Securities and Exchange Commission regulations (these are known as “restricted securities”).

Please retain this Supplement with your records.

Janus Aspen Series

Janus Henderson Balanced Portfolio

Janus Henderson Enterprise Portfolio

Janus Henderson Flexible Bond Portfolio

Janus Henderson Forty Portfolio

Janus Henderson Global Bond Portfolio

Janus Henderson Global Research Portfolio

Janus Henderson Global Technology Portfolio

Janus Henderson Mid Cap Value Portfolio

Janus Henderson Overseas Portfolio

Janus Henderson Research Portfolio

Janus Henderson U.S. Low Volatility Portfolio

(each, a “Portfolio” and collectively, the “Portfolios”)

Supplement dated December 3, 2018

to Currently Effective Statements of Additional Information (“SAIs”)

Effective December 1, 2018, the Securities and Exchange Commission (the “Commission”) has adopted a new rule, Rule 22e-4 under the Investment Company Act of 1940, as amended (“1940 Act”), that requires registered open-end management investment companies to establish a liquidity risk management program. The Commission also adopted amendments to other rules under the 1940 Act relating to a portfolio’s limitation on illiquid investments.

In response to the above changes, the Portfolios’ SAIs will be revised as follows:

1.	In the Investment Policies and Restrictions section of the Portfolios’ SAIs, the following replaces the corresponding operating policy in its entirety:

(5) A Portfolio may not acquire any illiquid investment if, immediately after the acquisition, the Portfolio would have invested more than 15% of its net assets in illiquid investments that are assets.

2.	In the Investment Strategies and Risks section of the Portfolios’ SAIs, the following replaces the first two paragraphs under “Illiquid Investments” in their entirety:

Each Portfolio may not acquire any illiquid investment if, immediately after the acquisition, the Portfolio would have invested more than 15% of its net assets in illiquid investments that are assets. Illiquid investments, which include securities that are purchased in private placements, are securities that a Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security. Janus Capital may make liquidity determinations with respect to certain securities, including securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”) (“Rule 144A Securities”), commercial paper, and municipal lease obligations purchased by the Portfolios. Under the guidelines established by the Trust, Janus Capital will consider the following factors: (i) the frequency of trades and quoted prices for the security; (ii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iii) the willingness of dealers to undertake to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer. In the case of commercial paper, Janus Capital will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by a nationally recognized statistical rating organization (“NRSRO”). Investments in Rule 144A Securities could have the effect of increasing the level of a Portfolio’s illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Certain securities previously deemed liquid may become illiquid in any subsequent assessment of the foregoing factors or other changes affecting the security. Foreign securities that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market are not restricted under a Portfolio’s liquidity procedures if traded in that market. Such securities will be treated as “restricted” if traded in the United States because foreign securities are not registered for sale under the 1933 Act.

If illiquid investments that are assets exceed 15% of a Portfolio’s net assets, the Portfolio will take steps to reduce its holdings of such illiquid investments to or below 15% of its net assets within a reasonable period of time, will notify the Board of its plan to reduce holdings of such illiquid investments, and will make the required filings in accordance with Rule 22e-4 under the 1940 Act. Because illiquid investments may not be readily marketable, the portfolio managers and/or investment personnel may not be able to dispose of them in a timely manner. As a result, the Portfolio may be forced to hold illiquid securities while their price depreciates. Depreciation in the price of illiquid securities may cause the NAV of a Portfolio to decline.

3.

In the Investment Strategies and Risks section of the Portfolios’ SAIs, the following replaces the last sentence in the first paragraph under “Privately Issued Mortgage-Related Securities” in its entirety:

A Portfolio will not purchase mortgage-related securities or any other assets which in Janus Capital’s opinion are illiquid if, as a result, more than 15% of the value of the Portfolio’s net assets will be illiquid investments that are assets.

4.	In the Investment Strategies and Risks section of the Portfolios’ SAIs, the following replaces the last sentence in the paragraph under “Loans” in its entirety:

Some of a Portfolio’s bank loan investments may be deemed illiquid and therefore would be subject to the Portfolio’s limit of investing up to 15% of its net assets in illiquid investments that are assets, when combined with the Portfolio’s other illiquid investments.

5.	In the Investment Strategies and Risks section of the Portfolios’ SAIs, the following replaces the third paragraph under “Corporate Loans” in its entirety:

Corporate Loans generally are not listed on any national securities exchange or automated quotation system and no active trading market exists for many Corporate Loans. As a result, Corporate Loans are illiquid, meaning that a Portfolio cannot reasonably expect to sell or dispose of them in current market conditions in seven calendar days or less without the sale or disposition significantly changing their market value. In addition, the market for Corporate Loans, if any, could be disrupted in the event of an economic downturn or a substantial increase or decrease in the interest rates. However, many Corporate Loans are of a large principal amount and are held by a large number of owners. In the opinion of each of Janus Capital and the applicable subadviser, this should enhance their liquidity.

6.

In the table titled “Other Accounts Managed” under “Janus Henderson Investment Personnel” in the Trustees and Officers section of the Portfolios’ SAIs, the following corresponding information is replaced in its entirety:

		Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Nick Schommer	Number of Other Accounts Managed Assets in Other Accounts Managed	5(10) $14,714.21M	1 $41.13M	6 $1,317.53M
(10)	Two of the accounts included in the total, consisting of $14,147.40M of the total assets of the category, have performance-based advisory fees.

Please retain this Supplement with your records.

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Janus Aspen Series

Janus Henderson Global Unconstrained Bond Portfolio

(the “Portfolio”)

Supplement dated December 3, 2018

to Currently Effective Prospectuses

Effective December 1, 2018, the Securities and Exchange Commission (the “Commission”) has adopted a new rule, Rule 22e-4 under the Investment Company Act of 1940, as amended (“1940 Act”), that requires registered open-end management investment companies to establish a liquidity risk management program. The Commission also adopted amendments to other rules under the 1940 Act relating to a portfolio’s limitation on illiquid investments.

In response to the above changes, the Portfolio’s Prospectuses will be revised as follows:

1.	In the Additional Investment Strategies and General Portfolio Policies section of the Portfolio’s Prospectuses, the following replaces the paragraph under “Illiquid Investments” in its entirety:

The Portfolio will not acquire any illiquid investment if, immediately after the acquisition, the Portfolio would have invested more than 15% of its net assets in illiquid investments that are assets. An illiquid investment is any investment that the Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of Securities and Exchange Commission regulations (these are known as “restricted securities”).

Please retain this Supplement with your records.

Janus Aspen Series

Janus Henderson Global Unconstrained Bond Portfolio

(the “Portfolio”)

Supplement dated December 3, 2018

to Currently Effective Statements of Additional Information (“SAIs”)

Effective December 1, 2018, the Securities and Exchange Commission (the “Commission”) has adopted a new rule, Rule 22e-4 under the Investment Company Act of 1940, as amended (“1940 Act”), that requires registered open-end management investment companies to establish a liquidity risk management program. The Commission also adopted amendments to other rules under the 1940 Act relating to a portfolio’s limitation on illiquid investments.

In response to the above changes, the Portfolio’s SAIs will be revised as follows:

1.	In the Investment Policies and Restrictions section of the Portfolio’s SAIs, the following replaces the corresponding operating policy in its entirety:

(5) The Portfolio may not acquire any illiquid investment if, immediately after the acquisition, the Portfolio would have invested more than 15% of its net assets in illiquid investments that are assets.

2.	In the Investment Strategies and Risks section of the Portfolio’s SAIs, the following replaces the first two paragraphs under “Illiquid Investments” in their entirety:

The Portfolio may not acquire any illiquid investment if, immediately after the acquisition, the Portfolio would have invested more than 15% of its net assets in illiquid investments that are assets. Illiquid investments, which include securities that are purchased in private placements, are securities that a Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security. Janus Capital may make liquidity determinations with respect to certain securities, including securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”) (“Rule 144A Securities”), commercial paper, and municipal lease obligations purchased by the Portfolio. Under the guidelines established by the Trust, Janus Capital will consider the following factors: (i) the frequency of trades and quoted prices for the security; (ii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iii) the willingness of dealers to undertake to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer. In the case of commercial paper, Janus Capital will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by a nationally recognized statistical rating organization (“NRSRO”). Investments in Rule 144A Securities could have the effect of increasing the level of the Portfolio’s illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Certain securities previously deemed liquid may become illiquid in any subsequent assessment of the foregoing factors or other changes affecting the security. Foreign securities that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market are not restricted under the Portfolio’s liquidity procedures if traded in that market. Such securities will be treated as “restricted” if traded in the United States because foreign securities are not registered for sale under the 1933 Act. For liquidity determinations with respect to the Portfolio’s Subsidiary, the Portfolio will “look through” the Subsidiary to the Subsidiary’s portfolio holdings for purposes of complying with the Portfolio’s liquidity requirements.

If illiquid investments that are assets exceed 15% of the Portfolio’s net assets, the Portfolio will take steps to reduce its holdings of such illiquid investments to or below 15% of its net assets within a reasonable period of time, will notify the Board of its plan to reduce holdings of such illiquid investments, and will make the required filings in accordance with Rule 22e-4 under the 1940 Act. Because illiquid investments may not be readily marketable, the portfolio managers and/or investment personnel may not be able to dispose of them in a timely manner. As a result, the Portfolio may be forced to hold illiquid securities while their price depreciates. Depreciation in the price of illiquid securities may cause the NAV of the Portfolio to decline.

3.

In the Investment Strategies and Risks section of the Portfolio’s SAIs, the following replaces the last sentence in the first paragraph under “Privately Issued Mortgage-Related Securities” in its entirety:

The Portfolio will not purchase mortgage-related securities or any other assets which in Janus Capital’s opinion are illiquid if, as a result, more than 15% of the value of the Portfolio’s net assets will be illiquid investments that are assets.

4.	In the Investment Strategies and Risks section of the Portfolio’s SAIs, the following replaces the last sentence in the paragraph under “Loans” in its entirety:

Some of the Portfolio’s bank loan investments may be deemed illiquid and therefore would be subject to the Portfolio’s limit of investing up to 15% of its net assets in illiquid investments that are assets, when combined with the Portfolio’s other illiquid investments.

5.	In the Investment Strategies and Risks section of the Portfolio’s SAIs, the following replaces the third paragraph under “Corporate Loans” in its entirety:

Corporate Loans generally are not listed on any national securities exchange or automated quotation system and no active trading market exists for many Corporate Loans. As a result, Corporate Loans are illiquid, meaning that the Portfolio cannot reasonably expect to sell or dispose of them in current market conditions in seven calendar days or less without the sale or disposition significantly changing their market value. In addition, the market for Corporate Loans, if any, could be disrupted in the event of an economic downturn or a substantial increase or decrease in the interest rates. However, many Corporate Loans are of a large principal amount and are held by a large number of owners. In the opinion of each of Janus Capital and the applicable subadviser, this should enhance their liquidity.

Please retain this Supplement with your records.

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